Citigroup Mortgage Loan Trust 2026-SHE1 ABS-15G

Exhibit 99.1 - Schedule 4(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	5969	88.38%
Delinquency, No Missing Data	780	11.55%
No Delinquency, At Least One Month Missing	4	0.06%
Delinquency, At Least One Month Missing	1	0.01%
Total	6754	100.00%